UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Symmetry Peak Management LLC

Address:    555 East Lancaster Avenue
            Suite 660
            Radnor, PA 19087

13F File Number: 028-12150

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Gregory A. Boye
Title:      Chief Financial Officer
Phone:      484-588-4116

Signature, Place and Date of Signing:


/s/ Gregory A. Boye             Radnor, Pennsylvania      May 16, 2011
-------------------            --------------------       -----------------
     [Signature]                   [City, State]               [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  111

Form 13F Information Table Value Total: $548,497
                                        (thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6    COL 7        COLUMN 8

                                                           VALUE     SHRS OR   SH/ PUT/   INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT   PRN CALL   DISCRETION   MNGRS  SOLE      SHARED NONE
--------------                --------------    -----      -------   -------   --- ----   ----------   -----  ----      ------ ----
A123 SYS INC                  COM              03739T108      50         7,946 SH         SOLE         NONE       7,946
A123 SYS INC                  COM              03739T108    2388       376,100     CALL   SOLE         NONE     376,100
ACME PACKET INC               COM              004764106     816        11,500 SH         SOLE         NONE      11,500
ACME PACKET INC               COM              004764106    1064        15,000     CALL   SOLE         NONE      15,000
AMAZON COM INC                COM              023135106    2522        14,000 SH         SOLE         NONE      14,000
APPLE INC                     COM              037833100    3601        10,334 SH         SOLE         NONE      10,334
APPLE INC                     COM              037833100    3485        10,000     CALL   SOLE         NONE      10,000
ARUBA NETWORKS INC            COM              043176106    7338       216,842 SH         SOLE         NONE     216,842
ARUBA NETWORKS INC            COM              043176106   12318       364,000     CALL   SOLE         NONE     364,000
ARUBA NETWORKS INC            COM              043176106    2538        75,000     PUT    SOLE         NONE      75,000
ATHENAHEALTH INC              COM              04685W103    1083        24,000 SH         SOLE         NONE      24,000
AUTOBYTEL INC                 COM              05275N106      71        50,000 SH         SOLE         NONE      50,000
BAIDU INC                     SPON ADR REP A   056752108    2205        16,000 SH         SOLE         NONE      16,000
BAIDU INC                     SPON ADR REP A   056752108    2756        20,000     CALL   SOLE         NONE      20,000
BERKSHIRE HATHAWAY INC DEL    CL B NEW         084670702    2091        25,000     PUT    SOLE         NONE      25,000
BLUE COAT SYSTEMS INC         COM NEW          09534T508    2816       100,000     PUT    SOLE         NONE     100,000
BODY CENT CORP                COM              09689U102    8641       371,980 SH         SOLE         NONE     371,980
BRAVO BRIO RESTAURANT GROUP   COM              10567B109    1972       111,500 SH         SOLE         NONE     111,500
BROCADE COMMUNICATIONS SYS I  COM NEW          111621306     323        52,500 SH         SOLE         NONE      52,500
BROCADE COMMUNICATIONS SYS I  COM NEW          111621306    2768       450,000     CALL   SOLE         NONE     450,000
CALIX INC                     COM              13100M509   13769       677,931 SH         SOLE         NONE     677,931
CALIX INC                     COM              13100M509    4797       236,200     CALL   SOLE         NONE     236,200
CEVA INC                      COM              157210105     401        15,000 SH         SOLE         NONE      15,000
CHANGYOU COM LTD              ADS REP CL A     15911M107    1521        47,334 SH         SOLE         NONE      47,334
CHANGYOU COM LTD              ADS REP CL A     15911M107    2410        75,000     CALL   SOLE         NONE      75,000
CHIPOTLE MEXICAN GRILL INC    COM              169656105    2046         7,512 SH         SOLE         NONE       7,512
CHIPOTLE MEXICAN GRILL INC    COM              169656105    8171        30,000     CALL   SOLE         NONE      30,000
CHRISTOPHER & BANKS CORP      COM              171046105     254        39,208 SH         SOLE         NONE      39,208
CHRISTOPHER & BANKS CORP      COM              171046105    1296       200,000     CALL   SOLE         NONE     200,000
CHUBB CORP                    COM              171232101    1465        23,900     PUT    SOLE         NONE      23,900
COMCAST CORP NEW              CL A             20030N101    9888       400,000     PUT    SOLE         NONE     400,000
CORNING INC                   COM              219350105    2063       100,000     PUT    SOLE         NONE     100,000
DAQO NEW ENERGY CORP          SPONSORED ADR    23703Q104    3694       286,827 SH         SOLE         NONE     286,827
DEALERTRACK HLDGS INC         COM              242309102     115         5,000 SH         SOLE         NONE       5,000
DEALERTRACK HLDGS INC         COM              242309102    2292       100,000     CALL   SOLE         NONE     100,000
E-COMMERCE CHINA DANGDANG IN  SPN ADS COM A    26833A105     361        17,500 SH         SOLE         NONE      17,500
ERICSSON L M TEL CO           ADR B SEK 10     294821608    3858       300,000     PUT    SOLE         NONE     300,000
EZCHIP SEMICONDUCTOR LIMITED  ORD              M4146Y108    2522        85,100     PUT    SOLE         NONE      85,100
F5 NETWORKS INC               COM              315616102    1026        10,000     PUT    SOLE         NONE      10,000
FARO TECHNOLOGIES INC         COM              311642102     500        12,500 SH         SOLE         NONE      12,500
FORMFACTOR INC                COM              346375108     257        25,000 SH         SOLE         NONE      25,000
FORMFACTOR INC                COM              346375108    1029       100,000     CALL   SOLE         NONE     100,000
FORTINET INC                  COM              34959E109    1554        35,207 SH         SOLE         NONE      35,207
GREEN MTN COFFEE ROASTERS IN  COM              393122106    7359       113,900     PUT    SOLE         NONE     113,900
HANSEN MEDICAL INC            COM              411307101    2288     1,035,326 SH         SOLE         NONE   1,035,326
HANSEN MEDICAL INC            COM              411307101     514       232,700     CALL   SOLE         NONE     232,700
HECKMANN CORP                 COM              422680108    6004       916,700 SH         SOLE         NONE     916,700
HECKMANN CORP                 COM              422680108    1638       250,000     CALL   SOLE         NONE     250,000
INFINERA CORPORATION          COM              45667G103       7           800 SH         SOLE         NONE         800
INFINERA CORPORATION          COM              45667G103    5412       645,000     CALL   SOLE         NONE     645,000
INFORMATICA CORP              COM              45666Q102    2610        50,000     CALL   SOLE         NONE      50,000
INTEL CORP                    COM              458140100   10090       500,000     PUT    SOLE         NONE     500,000
INTEROIL CORP                 COM              460951106    3732        50,000     PUT    SOLE         NONE      50,000
IPG PHOTONICS CORP            COM              44980X109    2884        50,000     PUT    SOLE         NONE      50,000
JONES SODA CO                 COM              48023P106     347       281,891 SH         SOLE         NONE     281,891
JUNIPER NETWORKS INC          COM              48203R104    1052        25,000     PUT    SOLE         NONE      25,000
KONGZHONG CORP                SPONSORED ADR    50047P104   10882     1,080,670 SH         SOLE         NONE   1,080,670
KONGZHONG CORP                SPONSORED ADR    50047P104    1259       125,000     CALL   SOLE         NONE     125,000
LULULEMON ATHLETICA INC       COM              550021109     891        10,000 SH         SOLE         NONE      10,000
LULULEMON ATHLETICA INC       COM              550021109    1781        20,000     CALL   SOLE         NONE      20,000
MARKET LEADER INC             COM              57056R103      38        15,000 SH         SOLE         NONE      15,000
MECOX LANE LIMITED            SPONSORED ADR    58403M102     123        21,000 SH         SOLE         NONE      21,000
MECOX LANE LIMITED            SPONSORED ADR    58403M102    2058       350,000     CALL   SOLE         NONE     350,000
MELLANOX TECHNOLOGIES LTD     SHS              M51363113    9945       394,165 SH         SOLE         NONE     394,165
MELLANOX TECHNOLOGIES LTD     SHS              M51363113    9012       357,200     CALL   SOLE         NONE     357,200
MELLANOX TECHNOLOGIES LTD     SHS              M51363113   10092       400,000     PUT    SOLE         NONE     400,000
MERCADOLIBRE INC              COM              58733R102     816        10,000 SH         SOLE         NONE      10,000
MICROSOFT CORP                COM              594918104    5078       200,000     PUT    SOLE         NONE     200,000
MINDRAY MEDICAL INTL LTD      SPON ADR         602675100    2520       100,000     PUT    SOLE         NONE     100,000
NETEASE COM INC               SPONSORED ADR    64110W102    5273       106,500 SH         SOLE         NONE     106,500
NETEASE COM INC               SPONSORED ADR    64110W102   13615       275,000     CALL   SOLE         NONE     275,000
NETFLIX INC                   COM              64110L106    1783         7,500 SH         SOLE         NONE       7,500
NVIDIA CORP                   COM              67066G104      92         5,000 SH         SOLE         NONE       5,000
NVIDIA CORP                   COM              67066G104    5538       300,000     CALL   SOLE         NONE     300,000
NXP SEMICONDUCTORS N V        COM              N6596X109    1124        37,500 SH         SOLE         NONE      37,500
ODYSSEY MARINE EXPLORATION I  COM              676118102    3202     1,039,662 SH         SOLE         NONE   1,039,662
POTASH CORP SASK INC          COM              73755L107    5893       100,000     PUT    SOLE         NONE     100,000
POWERSHARES QQQ TRUST         UNIT SER 1       73935A104   11486       200,000     CALL   SOLE         NONE     200,000
POWERSHARES QQQ TRUST         UNIT SER 1       73935A104  123475     2,150,000     PUT    SOLE         NONE   2,150,000
PRICELINE COM INC             COM NEW          741503403    1266         2,500 SH         SOLE         NONE       2,500
PRICELINE COM INC             COM NEW          741503403    5064        10,000     CALL   SOLE         NONE      10,000
RIVERBED TECHNOLOGY INC       COM              768573107    1977        52,500 SH         SOLE         NONE      52,500
RIVERBED TECHNOLOGY INC       COM              768573107    4518       120,000     CALL   SOLE         NONE     120,000
SALESFORCE COM INC            COM              79466L302    2738        20,500 SH         SOLE         NONE      20,500
SALESFORCE COM INC            COM              79466L302    3673        27,500     CALL   SOLE         NONE      27,500
SHANDA GAMES LTD              SP ADR REPTG A   81941U105    1434       225,437 SH         SOLE         NONE     225,437
SHANDA GAMES LTD              SP ADR REPTG A   81941U105     636       100,000     CALL   SOLE         NONE     100,000
SHANDA INTERACTIVE ENTMT LTD  SPONSORED ADR    81941Q203    5178       123,321 SH         SOLE         NONE     123,321
SHANDA INTERACTIVE ENTMT LTD  SPONSORED ADR    81941Q203   12962       308,700     CALL   SOLE         NONE     308,700
SHUTTERFLY INC                COM              82568P304    5236       100,000     PUT    SOLE         NONE     100,000
SKY-MOBI LTD                  SPONSORED ADS    83084G109    3226       262,300 SH         SOLE         NONE     262,300
SOHU COM INC                  COM              83408W103    1273        14,248 SH         SOLE         NONE      14,248
SPDR GOLD TRUST               GOLD SHS         78463V107    3497        25,000     PUT    SOLE         NONE      25,000
SPDR S&P 500 ETF TR           TR UNIT          78462F103   46407       350,000     PUT    SOLE         NONE     350,000
SPREADTRUM COMMUNICATIONS IN  ADR              849415203     928        50,000     PUT    SOLE         NONE      50,000
STEC INC                      COM              784774101     804        40,000 SH         SOLE         NONE      40,000
STEC INC                      COM              784774101    7032       350,000     CALL   SOLE         NONE     350,000
SUNPOWER CORP                 COM CL A         867652109    4285       250,000     CALL   SOLE         NONE     250,000
SUPPORT COM INC               COM              86858W101   16179     3,117,406 SH         SOLE         NONE   3,117,406
SUPPORT COM INC               COM              86858W101     130        25,000     CALL   SOLE         NONE      25,000
SYCAMORE NETWORKS INC         COM NEW          871206405     613        25,100 SH         SOLE         NONE      25,100
SYCAMORE NETWORKS INC         COM NEW          871206405    1832        75,000     CALL   SOLE         NONE      75,000
TATA MTRS LTD                 SPONSORED ADR    876568502    1390        50,000     CALL   SOLE         NONE      50,000
UNDER ARMOUR INC              CL A             904311107     408         6,000 SH         SOLE         NONE       6,000
UNDER ARMOUR INC              CL A             904311107    3403        50,000     CALL   SOLE         NONE      50,000
UNITED STS OIL FUND LP        UNITS            91232N108    9858       231,400     PUT    SOLE         NONE     231,400
USA TECHNOLOGIES INC          COM NO PAR       90328S500      99        40,000 SH         SOLE         NONE      40,000
VERIFONE SYS INC              COM              92342Y109     412         7,500 SH         SOLE         NONE       7,500
VMWARE INC                    CL A COM         928563402    1794        22,000 SH         SOLE         NONE      22,000
VMWARE INC                    CL A COM         928563402    3262        40,000     CALL   SOLE         NONE      40,000
YONGYE INTL INC               COM              98607B106     936       152,700     PUT    SOLE         NONE     152,700

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